Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.87%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Alternative Funds–1.98%
Invesco Global Real Estate Income Fund, Class R6	1.98%	$45,278,775	$1,018,644	$(8,662,157)	$2,334,531	$(844,519)	$1,018,644	4,696,912	$39,125,274
Invesco Macro Allocation Strategy Fund, Class R6	—	46,153,483	414,063	(46,995,150)	7,973,637	(7,546,033)	414,063	—	—
Total Alternative Funds		91,432,258	1,432,707	(55,657,307)	10,308,168	(8,390,552)	1,432,707		39,125,274
Domestic Equity Funds–56.40%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.53%	109,714,684	19,216,370	(11,378,840)	11,277,068	270,574	—	3,498,641	129,099,856
Invesco Main Street Small Cap Fund, Class R6	6.20%	110,878,231	13,589,453	(11,404,693)	8,944,623	736,851	—	5,179,091	122,744,465
Invesco NASDAQ 100 ETF(b)	12.85%	195,290,865	58,785,829	(44,890,843)	39,923,787	5,207,979	959,272	1,029,126	254,317,617
Invesco Russell 1000® Dynamic Multifactor ETF	13.88%	265,360,134	32,673,855	(54,928,443)	25,500,199	5,960,750	1,455,235	4,556,364	274,566,495
Invesco S&P 500 Revenue ETF	11.63%	—	218,341,987	(7,430,676)	19,039,223	135,066	2,253,466	2,079,212	230,085,600
Invesco S&P 500® Pure Value ETF	—	165,907,737	—	(171,107,896)	(11,292,246)	16,492,405	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	40,512,262	(34,151,967)	—	(6,360,295)	72,096	—	—
Invesco Value Opportunities Fund, Class R6	5.31%	91,850,678	11,976,159	(13,950,021)	14,115,958	1,018,169	—	4,215,614	105,010,943
Total Domestic Equity Funds		939,002,329	395,095,915	(349,243,379)	107,508,612	23,461,499	4,740,069		1,115,824,976
Fixed Income Funds–18.42%
Invesco Core Bond Fund, Class R6	9.19%	196,713,917	18,346,422	(37,159,880)	4,047,606	(215,986)	6,209,970	31,826,984	181,732,079
Invesco Core Plus Bond Fund, Class R6	4.92%	94,717,141	9,423,521	(9,274,777)	4,888,547	(2,484,796)	3,365,955	10,414,308	97,269,636
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	—	2,746,917	—	22,026	—	142,872	258,056	2,768,943
Invesco Emerging Markets Sovereign Debt ETF	0.35%	11,506,025	—	(4,956,537)	700,811	(338,034)	395,603	320,606	6,912,265
Invesco Equal Weight 0-30 Year Treasury ETF	—	48,867,402	—	(48,884,121)	7,451,144	(7,434,425)	454,613	—	—
Invesco Floating Rate ESG Fund, Class R6	0.94%	24,480,143	1,296,198	(6,695,964)	(194,617)	(374,130)	1,296,143	2,821,895	18,511,630
Invesco High Yield Fund, Class R6	1.40%	23,923,978	3,483,859	—	400,024	—	1,337,055	7,767,559	27,807,861
Invesco Variable Rate Investment Grade ETF	1.48%	41,952,925	—	(12,473,678)	(11,244)	(99,221)	1,270,207	1,170,071	29,368,782
Total Fixed Income Funds		442,161,531	35,296,917	(119,444,957)	17,304,297	(10,946,592)	14,472,418		364,371,196
International and Global Equity Funds–22.59%
Invesco Emerging Markets ex-China Fund, Class R6(c)	1.72%	26,953,420	2,610,347	(1,360,444)	5,721,939	48,188	—	877,640	33,973,450
Invesco Developing Markets Fund, Class R6	0.65%	22,274,183	—	(11,086,826)	(4,747,482)	6,419,734	—	275,425	12,859,609
Invesco Global Fund, Class R6	7.92%	135,280,248	14,728,064	(11,414,789)	17,604,327	488,223	—	1,462,579	156,686,073
Invesco Global Infrastructure Fund, Class R6	—	19,345,651	2,109,009	(19,770,572)	(2,214,341)	2,587,293	51,969	—	—
Invesco International Developed Dynamic Multifactor ETF(b)	3.11%	52,046,073	5,040,119	(5,205,416)	9,703,930	15,805	1,294,583	2,225,452	61,600,511
Invesco International Growth Fund, Class R6(c)	1.40%	22,400,524	1,820,327	—	3,567,423	—	—	770,399	27,788,274
Invesco International Small-Mid Company Fund, Class R6	4.22%	73,180,712	5,467,778	(8,168,233)	13,707,145	(767,442)	—	1,960,055	83,419,960
Invesco RAFI Developed Markets ex-U.S. ETF(d)	3.57%	61,610,150	8,059,382	(16,243,567)	15,619,070	1,592,453	1,886,038	1,154,679	70,637,488
Total International and Global Equity Funds		413,090,961	39,835,026	(73,249,847)	58,962,011	10,384,254	3,232,590		446,965,365
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.87%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Money Market Funds–0.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(e)	0.17%	$2,201,254	$66,599,420	$(65,485,723)	$—	$—	$103,691	3,314,951	$3,314,951
Invesco Treasury Portfolio, Institutional Class, 3.99%(e)	0.31%	4,087,929	123,684,637	(121,616,343)	—	—	191,023	6,156,223	6,156,223
Total Money Market Funds		6,289,183	190,284,057	(187,102,066)	—	—	294,714		9,471,174
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,509,380,663)	99.87%	1,891,976,262	661,944,622	(784,697,556)	194,083,088	14,508,609	24,172,498		1,975,757,985

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 4.14%(e)(f)	0.01%	2,899,632	308,920,031	(311,527,269)	—	—	153,068 (g)	292,394	292,394
Invesco Private Prime Fund, 4.26%(e)(f)	0.04%	7,484,757	598,202,373	(604,954,057)	—	9,021	448,497 (g)	741,871	742,094
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,034,488)	0.05%	10,384,389	907,122,404	(916,481,326)	—	9,021	601,565		1,034,488
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,510,415,151)	99.92%	$1,902,360,651	$1,569,067,026	$(1,701,178,882)	$194,083,088	$14,517,630 (h)	$24,774,063		$1,976,792,473
OTHER ASSETS LESS LIABILITIES	0.08%								1,483,739
NET ASSETS	100.00%								$1,978,276,212
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)	Effective August 22, 2025, the underlying fund’s name changed.
(d)	Effective March 24, 2025, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$2,057,040

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	445	December-2025	$50,062,500	$145,272	$145,272
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	38	December-2025	$(12,803,625)	$(171,570)	$(171,570)
MSCI Emerging Markets Index	30	December-2025	(2,039,550)	(34,697)	(34,697)
Nikkei 225 Index	3	December-2025	(912,669)	(28,334)	(28,334)
S&P/TSX 60 Index	2	December-2025	(509,535)	(9,519)	(9,519)
SPI 200 Index	4	December-2025	(587,126)	(439)	(439)
STOXX Europe 600 Index	96	December-2025	(3,153,031)	(17,700)	(17,700)
Subtotal—Short Futures Contracts				(262,259)	(262,259)
Total Futures Contracts				$(116,987)	$(116,987)

(a)	Futures contracts collateralized by $2,116,861 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/21/2026	Barclays Bank PLC	CLP	240,300,000	USD	251,995	$2,125
01/21/2026	Barclays Bank PLC	PHP	313,540,000	USD	5,466,655	108,049
01/21/2026	BNP Paribas S.A.	CAD	5,195,000	USD	3,774,744	22,808
01/21/2026	BNP Paribas S.A.	NZD	8,885,000	USD	5,323,129	150,091
01/21/2026	Citibank, N.A.	HKD	700,000	USD	90,149	13
01/21/2026	Citibank, N.A.	KRW	3,622,700,000	USD	2,614,894	21,238
01/21/2026	Citibank, N.A.	PHP	270,000	USD	4,713	98
01/21/2026	Citibank, N.A.	USD	565,286	ZAR	9,935,000	5,304
12/02/2025	Deutsche Bank AG	USD	6,803,770	BRL	38,165,000	264,870
01/21/2026	Deutsche Bank AG	INR	301,990,000	USD	3,378,788	2,654
01/21/2026	Deutsche Bank AG	KRW	2,941,850,000	USD	2,130,803	24,598
01/21/2026	Deutsche Bank AG	TWD	12,825,000	USD	430,080	5,211
01/21/2026	Goldman Sachs International	SEK	45,730,000	USD	4,947,760	57,508
01/21/2026	Goldman Sachs International	USD	684,880	MXN	12,865,000	9,372
01/21/2026	J.P. Morgan Chase Bank, N.A.	GBP	7,684,000	USD	10,398,210	64,702
01/21/2026	J.P. Morgan Chase Bank, N.A.	JPY	562,730,000	USD	3,873,449	26,316
01/21/2026	J.P. Morgan Chase Bank, N.A.	THB	181,855,000	USD	5,784,505	122,373
01/21/2026	Merrill Lynch International	CNY	47,350,000	USD	6,710,089	10,768
01/21/2026	Morgan Stanley and Co. International PLC	CHF	3,385,000	USD	4,314,544	7,766
01/21/2026	UBS AG	PLN	19,764,000	USD	5,468,292	41,441
Subtotal—Appreciation						947,305
Currency Risk
01/21/2026	Barclays Bank PLC	USD	4,370,805	MYR	18,235,000	(22,893)
01/21/2026	BNP Paribas S.A.	USD	53,900	DKK	340,000	(34)
12/02/2025	Citibank, N.A.	BRL	7,300,000	USD	1,347,599	(4,453)
01/21/2026	Citibank, N.A.	USD	5,722,734	COP	22,703,000,000	(19,888)
01/21/2026	Citibank, N.A.	USD	9,801,803	EUR	8,295,000	(2,600)
01/21/2026	Citibank, N.A.	USD	1,862,220	TWD	55,645,000	(18,799)
01/21/2026	Deutsche Bank AG	USD	1,005,089	EUR	846,000	(5,676)
01/21/2026	Deutsche Bank AG	USD	5,602,942	IDR	92,367,300,000	(85,017)
01/21/2026	Deutsche Bank AG	USD	10,008,305	INR	890,565,000	(52,125)
01/21/2026	Deutsche Bank AG	USD	12,841,485	JPY	1,874,630,000	(25,480)
01/21/2026	Deutsche Bank AG	USD	5,512,080	SGD	6,995,000	(45,452)
01/21/2026	J.P. Morgan Chase Bank, N.A.	HUF	6,610,000	USD	19,642	(124)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	7,037,831	GBP	5,190,000	$(58,275)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	2,210,855	HKD	17,160,000	(1,226)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	5,474,983	NOK	54,070,000	(56,388)
01/21/2026	Merrill Lynch International	CZK	114,330,000	USD	5,522,975	(5,539)
01/21/2026	Merrill Lynch International	USD	1,131,625	CNY	7,985,000	(1,866)
01/21/2026	Morgan Stanley and Co. International PLC	USD	1,290,361	MYR	5,395,000	(3,990)
01/21/2026	Standard Chartered Bank PLC	USD	5,522,366	PLN	20,070,000	(11,492)
01/21/2026	UBS AG	USD	6,384,101	AUD	9,590,000	(31,197)
Subtotal—Depreciation						(452,514)
Total Forward Foreign Currency Contracts						$494,791

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	2.523%	USD	13,500,000	$699,789	$1,107,729	$407,940
Credit Risk
Markit CDX North America Investment Grade Index, Series 42, Version 1	Buy	(1.00)	Quarterly	06/20/2029	0.369	USD	187,000,000	(3,162,436)	(4,123,537)	(961,101)
Total Centrally Cleared Credit Default Swap Agreements								$(2,462,647)	$(3,015,808)	$(553,161)

(a)	Centrally cleared swap agreements collateralized by $1,010,409 cash held with J.P. Morgan Chase Bank, N.A.
(b)
Implied credit spreads represent the current level, as of September 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,966,286,811	$—	$—	$1,966,286,811
Money Market Funds	9,471,174	1,034,488	—	10,505,662
Total Investments in Securities	1,975,757,985	1,034,488	—	1,976,792,473
Other Investments - Assets*
Futures Contracts	145,272	—	—	145,272
Forward Foreign Currency Contracts	—	947,305	—	947,305
Swap Agreements	—	407,940	—	407,940
	145,272	1,355,245	—	1,500,517
Other Investments - Liabilities*
Futures Contracts	(262,259)	—	—	(262,259)
Forward Foreign Currency Contracts	—	(452,514)	—	(452,514)
Swap Agreements	—	(961,101)	—	(961,101)
	(262,259)	(1,413,615)	—	(1,675,874)
Total Other Investments	(116,987)	(58,370)	—	(175,357)
Total Investments	$1,975,640,998	$976,118	$—	$1,976,617,116

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund